John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 95.6%		$507,396,869
(Cost $536,154,660)
Consumer discretionary 7.8%		41,643,750
Auto components 2.5%
Cooper Tire & Rubber Company	224,250	5,769,953
Gentherm, Inc. (A)	184,240	7,498,568
Hotels, restaurants and leisure 1.2%
Aramark	116,100	3,005,829
Wyndham Hotels & Resorts, Inc.	74,690	3,430,512
Household durables 3.0%
Helen of Troy, Ltd. (A)	33,820	6,152,534
TRI Pointe Group, Inc. (A)	666,010	9,537,263
Specialty retail 0.3%
The Cato Corp., Class A	186,992	1,813,822
Textiles, apparel and luxury goods 0.8%
Kontoor Brands, Inc. (B)	303,370	4,435,269
Consumer staples 4.6%		24,327,039
Beverages 0.8%
C&C Group PLC	1,766,741	4,208,192
Food products 1.8%
Cranswick PLC	181,002	8,266,028
Post Holdings, Inc. (A)	14,463	1,259,149
Household products 2.0%
Spectrum Brands Holdings, Inc.	223,873	10,593,670
Energy 4.0%		21,294,225
Energy equipment and services 1.3%
Era Group, Inc. (A)(B)	292,175	1,463,797
SEACOR Holdings, Inc. (A)	207,521	5,561,563
Oil, gas and consumable fuels 2.7%
Dorian LPG, Ltd. (A)	558,203	4,588,429
Kosmos Energy, Ltd.	1,776,760	3,233,703
Magnolia Oil & Gas Corp., Class A (A)(B)	783,750	4,349,813
Scorpio Tankers, Inc. (B)	118,203	2,096,920
Financials 17.9%		95,171,547
Banks 11.4%
1st Source Corp.	150,680	5,212,021
Atlantic Union Bankshares Corp.	280,200	6,486,630
Banc of California, Inc. (B)	684,858	7,499,195
First Busey Corp. (B)	287,640	5,151,632
First Midwest Bancorp, Inc.	567,490	7,405,745
Flushing Financial Corp.	327,008	3,708,271
Great Western Bancorp, Inc.	351,090	4,999,522
Hancock Whitney Corp. (B)	205,377	4,440,251
International Bancshares Corp.	287,430	8,847,095
Synovus Financial Corp.	289,234	5,550,400
Webster Financial Corp.	42,436	1,200,939
Capital markets 1.0%
Solar Capital, Ltd.	303,809	5,110,067
Insurance 4.5%
Alleghany Corp.	6,010	3,083,731
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	42,940	$1,317,829
Assured Guaranty, Ltd.	41,525	1,076,743
Kemper Corp.	147,851	9,373,753
Reinsurance Group of America, Inc.	17,660	1,602,645
White Mountains Insurance Group, Ltd. (B)	8,245	7,548,792
Thrifts and mortgage finance 1.0%
Northwest Bancshares, Inc.	557,860	5,556,286
Health care 3.2%		16,829,010
Health care equipment and supplies 1.5%
Lantheus Holdings, Inc. (A)	385,180	5,288,521
Natus Medical, Inc. (A)(B)	134,609	2,880,633
Health care providers and services 0.4%
AMN Healthcare Services, Inc. (A)	44,096	1,956,099
Health care technology 1.3%
Allscripts Healthcare Solutions, Inc. (A)	1,060,721	6,703,757
Industrials 30.1%		159,548,526
Aerospace and defense 0.8%
Hexcel Corp.	120,140	4,347,867
Air freight and logistics 1.4%
Forward Air Corp.	146,450	7,275,636
Building products 3.1%
American Woodmark Corp. (A)(B)	142,700	8,955,852
Tyman PLC	3,242,667	7,617,200
Commercial services and supplies 4.8%
ACCO Brands Corp. (B)	1,024,650	6,342,584
BrightView Holdings, Inc. (A)(B)	379,416	5,194,205
Clean Harbors, Inc. (A)	31,270	1,857,125
Matthews International Corp., Class A	129,360	2,677,752
SP Plus Corp. (A)	201,928	4,113,273
Steelcase, Inc., Class A (B)	387,620	4,488,640
UniFirst Corp.	4,390	789,322
Construction and engineering 2.8%
Primoris Services Corp.	402,980	6,725,736
Valmont Industries, Inc. (B)	69,320	7,902,480
Electrical equipment 1.4%
Thermon Group Holdings, Inc. (A)	454,778	7,290,091
Machinery 7.7%
Albany International Corp., Class A (B)	51,943	3,132,163
ESCO Technologies, Inc. (B)	52,797	4,361,560
Luxfer Holdings PLC	566,718	7,928,385
Mueller Industries, Inc.	469,520	12,573,746
TriMas Corp. (A)	545,387	12,898,403
Professional services 5.2%
CBIZ, Inc. (A)(B)	197,065	4,463,522
Forrester Research, Inc. (A)(B)	194,469	6,106,327
Huron Consulting Group, Inc. (A)	223,430	10,335,872
ICF International, Inc.	101,430	6,651,779
Road and rail 1.4%
Saia, Inc. (A)	69,558	7,542,870
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.5%
GATX Corp. (B)	127,130	$7,976,136
Information technology 9.0%		47,707,894
Electronic equipment, instruments and components 5.0%
Belden, Inc. (B)	290,810	9,899,172
Coherent, Inc. (A)	41,300	5,997,173
CTS Corp.	295,850	6,313,439
Rogers Corp. (A)(B)	38,820	4,202,653
IT services 1.7%
ExlService Holdings, Inc. (A)	60,030	3,672,035
WNS Holdings, Ltd., ADR (A)	112,715	5,448,643
Semiconductors and semiconductor equipment 1.9%
Onto Innovation, Inc. (A)(B)	319,137	9,918,778
Software 0.4%
CDK Global, Inc.	57,390	2,256,001
Materials 6.4%		34,100,881
Chemicals 3.9%
Element Solutions, Inc. (A)	636,210	6,928,327
Orion Engineered Carbons SA	611,080	6,758,545
Stepan Company	71,930	6,988,719
Containers and packaging 0.5%
Sealed Air Corp.	77,680	2,493,528
Paper and forest products 2.0%
Louisiana-Pacific Corp.	91,170	2,152,524
Neenah, Inc.	173,640	8,779,238
Real estate 10.2%		54,211,870
Equity real estate investment trusts 10.2%
Alexander & Baldwin, Inc.	575,010	6,560,864
Brandywine Realty Trust	723,290	6,979,749
Corporate Office Properties Trust	376,730	9,406,948
Lexington Realty Trust	488,920	4,752,302
Physicians Realty Trust	611,350	10,558,015
PotlatchDeltic Corp.	286,558	9,740,106
RPT Realty	1,076,930	6,213,886
Utilities 2.4%		12,562,127
Gas utilities 2.4%
New Jersey Resources Corp.	122,840	4,314,141
Spire, Inc.	81,722	5,959,168
UGI Corp.	71,885	2,288,818

	Yield (%)	Shares	Value
Short-term investments 9.2%			$48,947,437
(Cost $48,928,593)
Short-term funds 4.9%			26,047,437
John Hancock Collateral Trust (C)	0.3653(D)	2,601,700	26,047,437

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 4.3%		22,900,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-29-20 at 0.060% to be repurchased at $12,800,064 on 6-1-20, collateralized by $12,211,796 Government National Mortgage Association, 3.500% due 4-20-50 (valued at $13,056,000)	12,800,000	12,800,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $10,100,042 on 6-1-20, collateralized by $1,700,000 U.S. Treasury Bonds, 2.500% due 2-15-45 (valued at $2,095,646) and $7,627,200 U.S. Treasury Notes, 2.750% due 4-30-23 (valued at $8,206,418)	10,100,000	10,100,000

Total investments (Cost $585,083,253) 104.8%	$556,344,306
Other assets and liabilities, net (4.8%)	(25,271,844)
Total net assets 100.0%	$531,072,462

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $25,054,524.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$41,643,750	$41,643,750	—	—
Consumer staples	24,327,039	11,852,819	$12,474,220	—
Energy	21,294,225	21,294,225	—	—
Financials	95,171,547	95,171,547	—	—
Health care	16,829,010	16,829,010	—	—
Industrials	159,548,526	151,931,326	7,617,200	—
Information technology	47,707,894	47,707,894	—	—
Materials	34,100,881	34,100,881	—	—
Real estate	54,211,870	54,211,870	—	—
Utilities	12,562,127	12,562,127	—	—
Short-term investments	48,947,437	26,047,437	22,900,000	—
Total investments in securities	$556,344,306	$513,352,886	$42,991,420	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,601,700	$2,867,284	$69,153,281	$(45,992,406)	$407	$18,871	$25,378	—	$26,047,437
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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